Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2015:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,550	¥2,567	¥1,440	¥543
Performance guarantees	2,891	1,939	848	104
Derivative instruments(1)	60,935	30,345	21,781	8,809
Liabilities of trust accounts	8,291	6,854	555	882

Total	¥76,667	¥41,705	¥24,624	¥10,338

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2016:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥3,874	¥2,230	¥1,198	¥446
Performance guarantees	2,909	1,937	886	86
Derivative instruments(1)	45,894	17,421	22,989	5,484
Liabilities of trust accounts	8,636	6,384	721	1,531

Total	¥61,313	¥27,972	¥25,794	¥7,547

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

		Amount by borrower grade
At March 31, 2015:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,550	¥4,391	¥146	¥7	¥6
Performance guarantees	2,891	2,816	46	7	22

Total	¥7,441	¥7,207	¥192	¥14	¥28

		Amount by borrower grade
At March 31, 2016:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,874	¥3,689	¥162	¥15	¥8
Performance guarantees	2,909	2,811	51	22	25

Total	¥6,783	¥6,500	¥213	¥37	¥33

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	2015	2016
	(in billions)
Commitments to extend credit	¥78,737	¥82,221
Commercial letters of credit	995	1,018
Commitments to make investments	62	97
Other	21	13